SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued		466,667
Administrative expenses		$ 1,451,182
Prepaid expense current	[1]	239,074	$ 256
Consulting Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid expense current		$ 1,687,985

[1]	Prepaid expenses as of July 31, 2026 primarily comprise the current portions of prepaid marketing expenses and prepaid directors’ and officers’ liability insurance, which will be amortized over the next 12 months.